OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 880,269	$ 1,169,234
Accumulated amortization	469,250	661,002
Other intangible assets, net	411,019	508,232
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	577,692	720,134
Accumulated amortization	281,319	372,895
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Original amounts	258,137	393,204
Accumulated amortization	170,454	264,463
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	44,440	55,896
Accumulated amortization	$ 17,477	$ 23,644